Employee Costs - Summary of Employee Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term employee benefits expense [abstract]
Wages and salaries	£ 7,583	£ 7,203	£ 7,116
Social security costs	852	795	802
Pension and other post-employment costs, including augmentations (Note 30)	560	586	616
Cost of share-based incentive plans	432	393	347
Severance and other costs from integration and restructuring activities	428	463	241
Employee benefits expense	£ 9,855	£ 9,440	£ 9,122